Summary of Warrant Activity (Detail) - Warrants - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014		Dec. 31, 2013
Number of Warrants
Beginning Balance	412,423	239,792		166,740
Granted	316,428	192,463		157,357
Exercised	0	(18,832)		(84,305)
Forfeited	0	(1,000)		0
Ending Balance	728,850	412,423		239,792
Exercisable	693,850	377,422
Weighted Average Exercise Price
Beginning Balance	$ 17.97	$ 24.16		$ 33.80
Granted	13.82	13.92		31.20
Exercised	0	6.00	[1]	6.00	[1]
Forfeited	0	10.00		0
Ending Balance	16.17	17.97		$ 24.16
Exercisable	$ 15.47	$ 16.86
Weighted Average Remaining Life In Years
Outstanding	3 years 9 months 18 days	3 years 2 months 12 days
Exercisable	3 years 10 months 24 days	3 years 3 months 18 days
Aggregate Intrinsic Value
Outstanding	$ 45,500	$ 0
Exercisable	$ 45,500	$ 0

[1]	During the year ended December 31, 2013, warrants to purchase an aggregate of 84,305 shares of common stock, with original exercise prices ranging from $30.00 to $80.00 per share, had their exercise prices reduced to $6.00 per share pursuant to the Warrant Exercise and Reload Program. During the year ended December 31, 2014, warrants to purchase an aggregate of 18,832 shares of common stock, with original exercise prices ranging from $30.00 to $80.00 per share, had their exercise prices reduced to $6.00 per share pursuant to the Warrant Exercise and Reload Program.